Note 14 - Commitments (Detail) - Outstanding Commitments and Contingent Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments	$ 92,135	$ 82,041
Commitments to Extend Credit [Member]
Commitments	91,854	81,402
Standby Letters of Credit [Member]
Commitments	$ 281	$ 639